Employee Benefit Plans (Other Pension Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (average)	4.25%	3.50%
Assumed health care cost trend rate Initial trend	6.25%	6.50%
Assumed health care cost trend rate Ultimate trend	5.00%	5.00%
Assumed health care cost trend rate Year ultimate trend reached	2025	2025
Qualified Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.30%	4.30%
Nonqualified Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.05%	4.15%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.20%	4.20%